SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jan. 01, 2018 CNY (¥) agreement ¥ / shares	Jan. 01, 2018 USD ($)	Nov. 01, 2016 item agreement	Mar. 31, 2019 CNY (¥) agreement	Mar. 31, 2019 USD ($) agreement	Jan. 01, 2018 USD ($) agreement	Aug. 28, 2017 item
Variable interest entity
Number of equity pledge agreements			3
Number of exclusive option agreements			3
Number of loan agreements	3		3	2	2	3
Term of the loan (in years)			10 years
Number of power of attorney documents | item			3
Aggregate amount of loans to shareholders of Wusu Company	¥ 30,000,000					$ 4,500,000
Wusu Company
Variable interest entity
Number of shareholders | item							3
Wusu Company | Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
Variable interest entity
Term of the loan (in years)	10 years	10 years
Purchase price of exclusive option | ¥ / shares	¥ 10
Threshold value to enter into material contracts without the consent of the shareholders	¥ 100,000	$ 14,900
Equity interest held by foreign investor (as a percent)	100.00%					100.00%
Hexin E-Commerce | Mr. Zhai
Variable interest entity
Percentage of equity interest held			5.00%
Two shareholders | Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
Variable interest entity
Aggregate amount of loans to shareholders of Wusu Company				¥ 30,000,000	$ 4,500,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | shareholders of Wusu Company
Variable interest entity
Aggregate amount of loans to shareholders of Wusu Company	¥ 100,000,000					$ 14,900,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Hexin E-Commerce
Variable interest entity
Aggregate amount of loans to shareholders of Wusu Company	70,000,000			¥ 400,000,000		$ 10,400,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Two shareholders
Variable interest entity
Aggregate amount of loans to shareholders of Wusu Company | ¥	¥ 30,000,000
Hexindai Hong Kong Limited ("HK Hexindai")
Variable interest entity
Ownership percentage in subsidiary				100.00%	100.00%
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
Variable interest entity
Ownership percentage in subsidiary				100.00%	100.00%
Tianjin Haohongyuan Technology Co., Ltd (Tianjin Haohongyuan")
Variable interest entity
Ownership percentage in subsidiary				100.00%	100.00%
HX Asia Investment Limited
Variable interest entity
Ownership percentage in subsidiary				100.00%	100.00%
HX China Investment Limited
Variable interest entity
Ownership percentage in subsidiary				100.00%	100.00%
Wusu Company | Hexin E-Commerce
Variable interest entity
Ownership percentage in subsidiary							70.00%
Wusu Company | Mr.Wu
Variable interest entity
Ownership interest held by Non-controlling interest shareholders							5.00%
Wusu Company | Mr.Ming Jia
Variable interest entity
Ownership interest held by Non-controlling interest shareholders							25.00%